Leasing Arrangements	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leasing Arrangements
Note 17. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening location expenses on the accompanying consolidated statements of operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying consolidated statements of operations. Real estate operating lease cost for the Company's corporate offices and relating to other offerings not directly related to our space-as-a-service offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying consolidated statements of operations. In connection with the restructuring described in Note 4, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related costs on the accompanying consolidated statements of operations. Real estate operating lease cost incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, before management's decision to terminate a lease is recorded in pre-opening location expenses on the accompanying consolidated statements of operations.
"Lease cost contractually paid or payable" for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The non-cash adjustment to record lease cost "free rent" periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as “Non-cash GAAP straight-line lease cost” below. Non-cash GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
"Early termination fees and related (gain)/loss" for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right-of-use asset is derecognized and any difference is recognized as a gain or loss on termination.
During the years ended December 31, 2021 and 2020, the Company terminated leases associated with a total of 98 and 24 previously open locations, including 9 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated and 8 and 82 pre-open locations, including 7 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
During the years ended December 31, 2021 and 2020, the Company has also successfully amended over 230 leases for a combination of partial terminations to reduce our leased space, rent reductions, rent deferrals, offsets for tenant improvement allowances and other strategic changes. These amendments and full and partial lease terminations have resulted in an estimated reduction of approximately $4.8 billion and $4.0 billion in total future undiscounted fixed minimum lease cost payments that were scheduled to be paid over the life of the original executed lease agreements, including changes to the obligations of ChinaCo which occurred during the period it was consolidated.
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,531,216	$110,539	$37,217	$140,748	$2,819,720
Non-cash GAAP straight-line lease cost	231,900	61,104	1,388	9,035	303,427
Amortization of lease incentives	(280,590)	(21,312)	(3,231)	(17,329)	(322,462)
Total real estate operating lease cost	$2,482,526	$150,331	$35,374	$132,454	$2,800,685
Early termination fees and related (gain)/loss	$—	$—	$(40)	$(311,230)	$(311,270)

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638,455	$128,452	$61,991	$1,863	$2,830,761
Non-cash GAAP straight-line lease cost	380,851	171,772	19,727	576	572,926
Amortization of lease incentives	(297,828)	(40,550)	(6,138)	(1,084)	(345,600)
Total real estate operating lease cost	$2,721,478	$259,674	$75,580	$1,355	$3,058,087
Early termination fees and related (gain)/loss	$—	$—	$—	$(37,354)	$(37,354)

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,686,431	$119,220	$64,949	$144	$1,870,744
Non-cash GAAP straight-line lease cost	411,161	484,099	19,776	—	915,036
Amortization of lease incentives	(169,676)	(60,447)	(6,109)	—	(236,232)
Total real estate operating lease cost	$1,927,916	$542,872	$78,616	$144	$2,549,548
Early termination fees and related (gain)/loss	$553	$—	$—	$3,162	$3,715

The Company's total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,037,500	$131,704	$31,747	$121,456	$2,322,407
Fixed equipment and other lease costs	1,218	21	13	24	1,276
Total fixed lease costs	$2,038,718	$131,725	$31,760	$121,480	$2,323,683
Variable real estate lease costs	$445,026	$18,627	$3,627	$10,998	$478,278
Variable equipment and other lease costs	3,143	(3)	257	1,365	4,762
Total variable lease costs	$448,169	$18,624	$3,884	$12,363	$483,040

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283,042	$243,298	$67,172	$613	$2,594,125
Fixed equipment and other lease costs	2,085	—	30	—	2,115
Total fixed lease costs	$2,285,127	$243,298	$67,202	$613	$2,596,240
Variable real estate lease costs	$438,436	$16,376	$8,408	$742	$463,962
Variable equipment and other lease costs	2,877	40	151	—	3,068
Total variable lease costs	$441,313	$16,416	$8,559	$742	$467,030

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$1,612,658	$507,591	$71,764	$144	$2,192,157
Fixed equipment and other lease costs	2,943	—	3,263	—	6,206
Total fixed lease costs	$1,615,601	$507,591	$75,027	$144	$2,198,363
Variable real estate lease costs	$315,258	$35,281	$6,852	$—	$357,391
Variable equipment and other lease costs	1,902	—	—	—	1,902
Total variable lease costs	$317,160	$35,281	$6,852	$—	$359,293

The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Depreciation and Amortization	$4,675	$5,271	$4,499
Interest Expense	4,230	4,675	4,621
Total	$8,905	$9,946	$9,120

The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of December 31, 2021 and 2020, as recorded in accordance with ASC 842:

		December 31,	December 31,
(Amounts in thousands)	Balance Sheet Captions	2021	2020
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$13,052,091	$15,107,880
Finance lease right-of-use assets(1)	Property and equipment, net	46,700	48,116
Total leased assets		$13,098,791	$15,155,996
Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$887,962	$842,680
Finance lease liabilities	Current lease obligations	5,105	4,851
Total current liabilities		893,067	847,531
Non-current liabilities
Operating lease obligations	Long-term lease obligations	17,887,661	20,220,274
Finance lease obligations	Long-term lease obligations	37,965	43,332
Total non-current liabilities		17,925,626	20,263,606
Total lease obligations		$18,818,693	$21,111,137

(1)Finance lease right-of-use assets are recorded net of accumulated amortization of $21.6 million and $17.6 million as of December 31, 2021 and 2020, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	9	13	10
Weighted average discount rate percentage	8.7%	7.5%	8.7%	7.5%

The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2021 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in thousands)	Leases	Leases	Total
2022	$8,948	$2,475,445	$2,484,393
2023	8,655	2,481,214	2,489,869
2024	7,307	2,540,304	2,547,611
2025	6,395	2,561,026	2,567,421
2026	6,483	2,588,515	2,594,998
2027 and beyond	26,018	19,057,245	19,083,263
Total undiscounted fixed minimum lease cost payments	63,806	31,703,749	31,767,555
Less amount representing lease incentive receivables(1)	—	(397,791)	(397,791)
Less amount representing interest	(20,736)	(12,530,335)	(12,551,071)
Present value of future lease payments	43,070	18,775,623	18,818,693
Less current portion of lease obligation	(5,105)	(887,962)	(893,067)
Total long-term lease obligation	$37,965	$17,887,661	$17,925,626

(1)Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.
The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $1.0 billion relating to executed non-cancelable leases that the Company has not yet taken possession of as of December 31, 2021.

Leasing Arrangements
Note 17. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening location expenses on the accompanying consolidated statements of operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying consolidated statements of operations. Real estate operating lease cost for the Company's corporate offices and relating to other offerings not directly related to our space-as-a-service offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying consolidated statements of operations. In connection with the restructuring described in Note 4, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related costs on the accompanying consolidated statements of operations. Real estate operating lease cost incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, before management's decision to terminate a lease is recorded in pre-opening location expenses on the accompanying consolidated statements of operations.
"Lease cost contractually paid or payable" for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The non-cash adjustment to record lease cost "free rent" periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as “Non-cash GAAP straight-line lease cost” below. Non-cash GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
"Early termination fees and related (gain)/loss" for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right-of-use asset is derecognized and any difference is recognized as a gain or loss on termination.
During the years ended December 31, 2021 and 2020, the Company terminated leases associated with a total of 98 and 24 previously open locations, including 9 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated and 8 and 82 pre-open locations, including 7 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
During the years ended December 31, 2021 and 2020, the Company has also successfully amended over 230 leases for a combination of partial terminations to reduce our leased space, rent reductions, rent deferrals, offsets for tenant improvement allowances and other strategic changes. These amendments and full and partial lease terminations have resulted in an estimated reduction of approximately $4.8 billion and $4.0 billion in total future undiscounted fixed minimum lease cost payments that were scheduled to be paid over the life of the original executed lease agreements, including changes to the obligations of ChinaCo which occurred during the period it was consolidated.
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,531,216	$110,539	$37,217	$140,748	$2,819,720
Non-cash GAAP straight-line lease cost	231,900	61,104	1,388	9,035	303,427
Amortization of lease incentives	(280,590)	(21,312)	(3,231)	(17,329)	(322,462)
Total real estate operating lease cost	$2,482,526	$150,331	$35,374	$132,454	$2,800,685
Early termination fees and related (gain)/loss	$—	$—	$(40)	$(311,230)	$(311,270)

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638,455	$128,452	$61,991	$1,863	$2,830,761
Non-cash GAAP straight-line lease cost	380,851	171,772	19,727	576	572,926
Amortization of lease incentives	(297,828)	(40,550)	(6,138)	(1,084)	(345,600)
Total real estate operating lease cost	$2,721,478	$259,674	$75,580	$1,355	$3,058,087
Early termination fees and related (gain)/loss	$—	$—	$—	$(37,354)	$(37,354)

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,686,431	$119,220	$64,949	$144	$1,870,744
Non-cash GAAP straight-line lease cost	411,161	484,099	19,776	—	915,036
Amortization of lease incentives	(169,676)	(60,447)	(6,109)	—	(236,232)
Total real estate operating lease cost	$1,927,916	$542,872	$78,616	$144	$2,549,548
Early termination fees and related (gain)/loss	$553	$—	$—	$3,162	$3,715

The Company's total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2021
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,037,500	$131,704	$31,747	$121,456	$2,322,407
Fixed equipment and other lease costs	1,218	21	13	24	1,276
Total fixed lease costs	$2,038,718	$131,725	$31,760	$121,480	$2,323,683
Variable real estate lease costs	$445,026	$18,627	$3,627	$10,998	$478,278
Variable equipment and other lease costs	3,143	(3)	257	1,365	4,762
Total variable lease costs	$448,169	$18,624	$3,884	$12,363	$483,040

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283,042	$243,298	$67,172	$613	$2,594,125
Fixed equipment and other lease costs	2,085	—	30	—	2,115
Total fixed lease costs	$2,285,127	$243,298	$67,202	$613	$2,596,240
Variable real estate lease costs	$438,436	$16,376	$8,408	$742	$463,962
Variable equipment and other lease costs	2,877	40	151	—	3,068
Total variable lease costs	$441,313	$16,416	$8,559	$742	$467,030

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$1,612,658	$507,591	$71,764	$144	$2,192,157
Fixed equipment and other lease costs	2,943	—	3,263	—	6,206
Total fixed lease costs	$1,615,601	$507,591	$75,027	$144	$2,198,363
Variable real estate lease costs	$315,258	$35,281	$6,852	$—	$357,391
Variable equipment and other lease costs	1,902	—	—	—	1,902
Total variable lease costs	$317,160	$35,281	$6,852	$—	$359,293

The Company also has certain leases accounted for as finance leases. Total lease costs for finance leases are as follows:

	Year Ended December 31,
(Amounts in thousands)	2021	2020	2019
Depreciation and Amortization	$4,675	$5,271	$4,499
Interest Expense	4,230	4,675	4,621
Total	$8,905	$9,946	$9,120

The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of December 31, 2021 and 2020, as recorded in accordance with ASC 842:

		December 31,	December 31,
(Amounts in thousands)	Balance Sheet Captions	2021	2020
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$13,052,091	$15,107,880
Finance lease right-of-use assets(1)	Property and equipment, net	46,700	48,116
Total leased assets		$13,098,791	$15,155,996
Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$887,962	$842,680
Finance lease liabilities	Current lease obligations	5,105	4,851
Total current liabilities		893,067	847,531
Non-current liabilities
Operating lease obligations	Long-term lease obligations	17,887,661	20,220,274
Finance lease obligations	Long-term lease obligations	37,965	43,332
Total non-current liabilities		17,925,626	20,263,606
Total lease obligations		$18,818,693	$21,111,137

(1)Finance lease right-of-use assets are recorded net of accumulated amortization of $21.6 million and $17.6 million as of December 31, 2021 and 2020, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2021 and 2020 were as follows:

	December 31, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	9	13	10
Weighted average discount rate percentage	8.7%	7.5%	8.7%	7.5%

The Company's aggregate annual lease obligations relating to non-cancelable finance and operating leases in possession as of December 31, 2021 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in thousands)	Leases	Leases	Total
2022	$8,948	$2,475,445	$2,484,393
2023	8,655	2,481,214	2,489,869
2024	7,307	2,540,304	2,547,611
2025	6,395	2,561,026	2,567,421
2026	6,483	2,588,515	2,594,998
2027 and beyond	26,018	19,057,245	19,083,263
Total undiscounted fixed minimum lease cost payments	63,806	31,703,749	31,767,555
Less amount representing lease incentive receivables(1)	—	(397,791)	(397,791)
Less amount representing interest	(20,736)	(12,530,335)	(12,551,071)
Present value of future lease payments	43,070	18,775,623	18,818,693
Less current portion of lease obligation	(5,105)	(887,962)	(893,067)
Total long-term lease obligation	$37,965	$17,887,661	$17,925,626

(1)Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.
The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $1.0 billion relating to executed non-cancelable leases that the Company has not yet taken possession of as of December 31, 2021.